Financial Instruments - Maximum level of exposure to credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Maximum exposure to credit risk	€ 1,570,943	€ 1,885,312
Maximum collection period	30 days
Non-current financial assets.
Credit risk
Maximum exposure to credit risk	€ 176,676	620,745
Other current financial assets
Credit risk
Maximum exposure to credit risk	140,232	43,663
Contractual assets
Credit risk
Maximum exposure to credit risk	47,751	35,154
Trade receivables
Credit risk
Maximum exposure to credit risk	645,113	608,688
Other receivables
Credit risk
Maximum exposure to credit risk	31,594	29,083
Cash and cash equivalents
Credit risk
Maximum exposure to credit risk	529,577	547,979
Trade and other receivables
Credit risk
Maximum exposure to credit risk	724,458	672,925
Trade and other receivables | Spain.
Credit risk
Maximum exposure to credit risk	67,786	53,145
Trade and other receivables | Rest of European Union
Credit risk
Maximum exposure to credit risk	90,168	69,003
Trade and other receivables | United States of America
Credit risk
Maximum exposure to credit risk	91,360	139,721
Trade and other receivables | Other European countries
Credit risk
Maximum exposure to credit risk	14,399	16,030
Trade and other receivables | Other regions
Credit risk
Maximum exposure to credit risk	€ 460,745	€ 395,026